Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of components of lease expenses
(a) The components of lease expenses were as follows:

	Year ended December 31,
	2021	2022
Lease cost:
Amortization of right-of-use assets	23,772	12,996
Interest of lease liabilities	1,873	1,232

Total lease cost	25,645	14,228

Schedule of Supplemental Cash Flow information Related to Leases
(b) Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2021	2022
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	22,122	13,327
Right-of-use assets obtained in exchange for lease obligations:	5,650	12,315

Schedule of Supplemental BaIance Sheet information Related to Leases
(c) Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2021	2022
Operating leases
Operating lease right-of-use assets	26,342	21,879

Operating lease liabilities, current	(11,897)	(15,083)
Operating lease liabilities, non-current	(15,985)	(7,599)

Total operating lease liabilities	(27,882)	(22,682)

	As of December 31,
	2021	2022
Weighted-average remaining lease term
Operating leases	2.1 years	1.5 years
Weighted-average discount rate
Operating leases	5.7%	5.7%

Summary of maturities of lease liabilities
(d) Maturities of lease liabilities were as follows:

As of December 31, 2022
2023	15,526
2024	7,853

Total undiscounted lease payments	23,379
Less: imputed interest	(697)

Total lease liabilities	22,682

Schedule of Future Minimum Payments under Non-cancellable Operating Leases for Office Rental	(e) Future minimum lease payments for the Group’s operating leases were as follows:

As of December 31, 2022
2023	15,526
2024	7,853

23,379